Consolidated Statements of Operations		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Revenues, net
Total revenues, net		$ 13,739,958	$ 106,909,244	$ 87,679,104	$ 83,996,443
Cost of revenue		(11,001,448)	(85,601,168)	(62,143,414)	(66,496,755)
Gross profit		2,738,510	21,308,076	25,535,690	17,499,688
Operating expenses:
Share-based compensation		(5,600,000)	(43,900,000)
Personnel and benefit costs		(872,431)	(6,788,297)	(7,115,663)	(4,899,068)
General and administrative expenses		(1,137,064)	(8,847,385)	(7,543,938)	(2,389,880)
Total operating expenses		(7,886,673)	(61,365,413)	(16,117,827)	(9,876,492)
Income (loss) from operations		(5,148,163)	(40,057,337)	9,417,863	7,623,196
Other income (expense):
Interest income		34,221	266,271	30,451	914
Interest expense		(34,157)	(265,775)	(456,597)	(55,363)
Government subsidies					4,800
Sundry income		43,523	338,652	33,206
Total other (expenses) incomes, net		43,587	339,148	(392,940)	(49,649)
Income (loss) before income taxes		(5,104,576)	(39,718,189)	9,024,923	7,573,547
Income tax expense		(157,990)	(1,229,303)	(1,563,477)	(1,012,496)
NET INCOME (LOSS)		$ (5,262,566)	$ (40,947,492)	$ 7,461,446	$ 6,561,051
Weighted average number of ordinary shares:
Weighted average number of ordinary shares - basic	[1]	22,004,808	22,004,808	20,200,000	20,200,000
Weighted average number of ordinary shares - diluted	[1]	22,004,808	22,004,808	20,200,000	20,200,000
EARNINGS (LOSS) PER SHARE – BASIC AND DILUTED
Earnings (loss) per share - basic | (per share)		$ (0.24)	$ (1.86)	$ 0.37	$ 0.32
Earnings (loss) per share - diluted | (per share)		$ (0.24)	$ (1.86)	$ 0.37	$ 0.32
External Customers [Member]
Revenues, net
Total revenues, net		$ 13,610,241	$ 105,899,932	$ 86,757,848	$ 83,130,627
Related Party [Member]
Revenues, net
Total revenues, net		129,717	1,009,312	921,256	865,816
Operating expenses:
Sales and distribution expenses				(680,000)	(2,040,000)
Third Parties [Member]
Operating expenses:
Sales and distribution expenses		$ (229,515)	$ (1,785,831)	$ (778,226)	$ (547,544)

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).